Other revenues (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Revenues (CHF Million)
Noncontrolling interests without SEI	701	737	(523)
Loans held-for-sale	(4)	(84)	(287)
Long-lived assets held-for-sale	(40)	(176)	24
Equity method investments	141	209	120
Other investments	457	170	549
Other	565	573	619
Other revenues	1,820	1,429	502